Summary of Significant Accounting Policies (Details 1) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total potentially dilutive shares	3,413,376	745,966
Warrant [Member]
Total potentially dilutive shares	155,966	155,966
Options [Member]
Total potentially dilutive shares	3,257,410	590,000